Share-Based Payment Transaction - Summary of Restricted stock (Details) - Two Thousand Twenty Three Plan [Member] - Restricted share units [member]	12 Months Ended
Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	0
Granted	207,945
Outstanding at December 31,	207,945
Exercisable	0
Weighted average exercise price at January 1 | $ / shares	$ 0
Weighted average exercise price, granted | $ / shares	5.41
Weighted average exercise price December 31 | $ / shares	$ 5.41